SHARE CAPITAL - Disclosure of detailed information about options, valuation assumptions (Details) - Year	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected dividend yield	0.00%	0.00%
Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate	0.45%	1.20%
Expected life of options	5.0	5.0
Expected annualized volatility	72.00%	64.00%
Forfeiture Rate	8.00%	7.30%
Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate	1.65%	2.42%
Expected life of options	6.0	6.5
Expected annualized volatility	85.00%	71.00%
Forfeiture Rate	8.70%	8.00%